CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2022
Purchases
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Supplier A	63,608	*	*	*
Supplier B	13,833	*	*	*
Supplier C	12,431	*	*	*

Accounts payable
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Supplier A	28,929	26,656	3,865
Supplier B	12,853	*	*
Supplier C	6,290	*	*
*not greater than 10%
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000
Customer A	*	12,531	13,675	2,025
Customer B	26,463	30,596	23,112	3,423
Customer C	4,489	*	*	*
Customer D	54,389	*	*	*
Customer E	*	65,505	68,923	10,208
Customer F	*	20,774	20,508	3,037

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2021	2022
	RMB’000	RMB’000	US$’000
Customer A	5,387	3,627	526
Customer B	5,012	5,012	727
Customer C	981	2,280	331
Customer D	5,160	7,960	1,154